Fair Value of Financial Instruments - Fair Value of Financial Instruments within Level 3 of Fair Value Hierarchy (Details) - Level 3 $ in Thousands	Mar. 31, 2022 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total	$ 78,296
Flotek Convertible Notes
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total	28,100
BPC Investment
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total	$ 50,196